Financial risk management - Schedule of Increase/Decrease of Share Price (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Financial Risk Management [Line Items]
Warrant liability	$ 13,437,000	$ 4,647,000	$ 5,426,000
Percentage of increase and decrease in share price	10.00%	10.00%
AUD | Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%
Top of Range
Disclosure of Financial Risk Management [Line Items]
Ten percent of increase in share price	$ (1,632,000)	$ (598,000)
Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Ten percent of decrease in share rice	$ 1,613,000	$ 587,000